Related Party Transactions and Party-In-Interest Transactions	12 Months Ended
Apr. 30, 2026
EBP 005
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions and Party-In-Interest Transactions	Related Party Transactions and Party-In-Interest Transactions
Fidelity is a party-in-interest with respect to the Plan as they are the Trustee and the Recordkeeper of the Plan. Transactions between these parties and the Plan are allowed by the Plan and the IRC.
In addition, as previously noted, the Master Trust invests in the ordinary shares of Medtronic plc. During the year ended April 30, 2026, the Master Trust made purchases of $14,553 thousand and sales of $57,257 thousand of the Company's ordinary shares. The Plan's investment in ordinary shares of Medtronic plc at April 30, 2026 and 2025 was $381,355, and $437,971, respectively.
Lastly, at April 30, 2026 and 2025, the Plan had notes receivable from participants of $92,265 thousand and $98,830 thousand, respectively.
All of these transactions qualify as party-in-interest transactions, which are exempt from prohibited transaction rules.